UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-4570

Name of Registrant:	Vanguard New York Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	December 1, 2006 - May 31, 2006

Item 1:	Reports to Shareholders

Vanguard® New York Tax-Exempt Funds

> Semiannual Report

May 31, 2007

Vanguard New York Tax-Exempt Money Market Fund

Vanguard New York Long-Term Tax-Exempt Fund

>	Investor Shares posted a return of –0.3% for the six months ended May 31, 2007. Vanguard New York Tax-Exempt Money Market Fund returned 1.8%.

>	Yields rose across the maturity spectrum as expectations of increased inflation took a firmer grip on the market.

>	Yield increases were greatest at the longer end of the maturity spectrum.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisor’s Report	6
New York Tax-Exempt Money Market Fund	9
New York Long-Term Tax-Exempt Fund	27
About Your Fund’s Expenses	47
Trustees Approve Advisory Arrangement	49
Glossary	50

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended May 31, 2007
	Ticker	Total
	Symbol	Returns
Vanguard New York Tax-Exempt Money Market Fund	VYFXX	1.8%
SEC 7-Day Annualized Yield: 3.69%
Taxable-Equivalent Yield: 6.09%[1]
Average New York Tax-Exempt Money Market Fund[2]		1.6

Vanguard New York Long-Term Tax-Exempt Fund
Investor Shares	VNYTX	–0.3%
SEC 30-Day Annualized Yield: 3.91%
Taxable-Equivalent Yield: 6.46%[1]
Admiral™ Shares[3]	VNYUX	–0.3
SEC 30-Day Annualized Yield: 3.98%
Taxable-Equivalent Yield: 6.57%[1]
Lehman 10 Year Municipal Bond Index		0.1
Average New York Municipal Debt Fund[2]		0.0
Lehman Municipal Bond Index		0.3

Your Fund’s Performance at a Glance
November 30, 2006–May 31, 2007
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard New York Tax-Exempt Fund
Money Market	$1.00	$1.00	$0.018	$0.000
Long-Term
Investor Shares	11.44	11.12	0.246	0.035
Admiral Shares	11.44	11.12	0.250	0.035

1 This calculation, which assumes a typical itemized tax return, is based on the maximum federal tax rate of 35% and the maximum state of New York income tax rate. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

2 Derived from data provided by Lipper Inc.

3 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Chairman’s Letter

Dear Shareholder,

The final two months of the fiscal half-year ended May 31, 2007, saw bond yields move higher, and prices lower, as inflation concerns stirred. Vanguard New York Long-Term Tax-Exempt Fund Investor Shares returned –0.3%, trailing the result of the benchmark index and the average return of competing New York municipal bond funds. The income portion of the fund’s return was insufficient to offset its decline in share price. The fund’s 3.91% yield for Investor Shares at the end of May represented a slight increase versus six months ago. For investors in the highest income tax bracket, the taxable-equivalent yield rose to 6.46%. Yields for the Admiral Shares were slightly higher.

Vanguard New York Tax-Exempt Money Market Fund posted a 1.8% result and surpassed the average return of its peers. The fund’s yield increased to 3.69%; the taxable equivalent would be 6.09% for investors in the highest income tax bracket. The fund maintained a net asset value of $1 per share, as is expected but not guaranteed.

Please note: Although the funds’ income distributions are expected to be exempt from federal and New York state taxes, a portion of these distributions may be subject to the alternative minimum tax. The tax is triggered by holdings of private-activity bonds.

Mixed economic news led to weak bond returns

Over the six months, the yields of longer-term bonds rose faster than those of short-term bonds. This caused the “inverted” yield curve—which had persisted for many months as long-term U.S. Treasury yields remained lower than shorter-term yields—to begin a return to its historical upward-sloping maturity/yield relationship. The Federal Reserve Board’s intimations of concern about the inflation outlook helped to push long-term rates higher. However, the Fed held its target federal funds rate at 5.25% throughout the period.

Money market instruments remained a bright spot in the fixed income universe, with the Citigroup 3-Month Treasury Bill Index—a proxy for taxable money market yields—returning 2.5% for the half-year. The yield of the 3-month Treasury bill fell to 4.7% from its initial 5.0%. The broad taxable bond market returned 0.7% for the period, while municipal bonds posted a return of 0.3%.

Stocks were shaken early on but roared back in second half

Despite a short-lived tumble in late February and a cooldown of the domestic economy, the broad U.S. stock market moved solidly upward over the six months. In the first half of the period, the broad market had a modest positive return, but the second half saw a solid advance.

Market Barometer
			Total Returns
		Periods Ended May 31, 2007
	Six Months	One Year	Five Years[1]
Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	0.7%	6.7%	4.7%
Lehman Municipal Bond Index	0.3	4.8	4.9
Citigroup 3-Month Treasury Bill Index	2.5	5.1	2.6

Stocks
Russell 1000 Index (Large-caps)	10.7%	22.9%	10.1%
Russell 2000 Index (Small-caps)	8.4	18.9	13.1
Dow Jones Wilshire 5000 Index (Entire market)	10.5	22.5	10.7
MSCI All Country World Index ex USA (International)	15.1	28.9	18.7

CPI
Consumer Price Index	3.2%	2.7%	3.0%

1 Annualized.

U.S. stocks were buoyed by an unprecedented flurry of merger-and-acquisition activity, particularly within the private-equity sector. Mid-capitalization stocks were the market leaders, outpacing the gains of large- and small-cap issues. As had been the case for well over a year, international stocks outperformed U.S. equities. Emerging markets again produced better gains than the developed markets of Europe and the Pacific.

Your fund’s performance reflected market dynamics

Investor demand for municipal bonds continued at a very high level during the fiscal half-year, and states and cities responded with a heavy slate of new issuance. During the first half of the fund’s fiscal year, states and municipalities issued $203.8 billion in bonds, a record pace, as issuers took advantage of low interest rates and strong demand to retire debt issued when interest rates were higher.

New buyers have joined individuals and mutual funds in muni bond markets. These include property and casualty insurers, foreign banks, and hedge funds, all of which are pursuing higher yields at the long end of the maturity spectrum.

These supply-and-demand dynamics, as well as nascent concerns about the inflation outlook and a seasonal tax effect toward the end of the period, helped produce modestly higher yields (and lower prices) across the maturity spectrum during the six months. (In April and May,

Annualized Expense Ratios[1]
Your fund compared with its peer group
	Investor	Admiral	Peer
New York Tax-Exempt Fund	Shares	Shares	Group
Money Market	0.10%	—	0.61%
Long-Term	0.15	0.08%	1.10

1 Fund expense ratios reflect the six months ended May 31, 2007. Peer groups are: for the New York Tax-Exempt Money Market Fund, the Average New York Tax-Exempt Money Market Fund; and for the New York Long-Term Tax-Exempt Fund, the Average New York Municipal Debt Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2006.

many investors sell some holdings in municipal bond funds to pay their state and federal income tax bills.)

The New York Long-Term Tax-Exempt Fund’s –0.3% decline reflected these factors. The fund lagged the result of its benchmark index and the average return of competing New York municipal debt funds. This was partly due to the fund’s positioning among the highest-rated muni bonds. Funds holding weaker-credit bonds have enjoyed a performance advantage of late in an environment that has prized yield over safety.

Rising interest rates were a positive for the New York Tax-Exempt Money Market Fund, whose short average maturity enabled it to quickly translate rising rates into higher income. The fund’s return of 1.8% was higher than the average return for its peers, a reflection of disciplined portfolio management and the fund’s low expense ratio. You can see from the table on page 4 that both New York tax-exempt funds enjoyed a wide cost advantage over peer funds—an advantage that accrues to shareholders over time.

Your muni fund’s dual role: Providing income and stability

Bonds have a role to play in every investor’s portfolio, and municipal bonds can be an especially attractive option for investors in higher tax brackets. By committing a portion of your assets to the bond market, you gain ballast that helps you ride out storms in the stock market. By committing a portion of your bond portfolio to municipal bonds, you also help protect your returns from the tax collector’s reach. By entrusting your assets to Vanguard, you have selected a partner focused on managing risk, reducing costs, and providing clearly defined portfolios that can be used to build a diversified portfolio suited to your needs.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

June 12, 2007

Advisor’s Report

As bond yields moved higher (and prices lower) over the past six months, Vanguard New York Long-Term Tax-Exempt Fund returned –0.3% for both the Investor and Admiral Shares, modestly trailing both its benchmark and its peer group’s average return. Vanguard New York Tax-Exempt Money Market Fund returned 1.8%, outpacing its peer-group average.

The investment environment

The U.S. economy continued to expand during the past six months, but at a slower pace than that observed 12 months ago. Consumer spending has increased solidly, as rising incomes and improved job prospects have helped to partially mitigate high energy prices, a slumping housing market, and higher short-term interest rates. Consensus expectations point to a continued modest deceleration to below 3% in the annualized growth rate of real gross domestic product.

The inflation picture has been mixed, with the core Consumer Price Index (CPI) bumping up against the Federal Reserve Board’s perceived threshold for price stability over the past 12 months. Nevertheless, Fed officials have stressed that long-run inflation expectations, as reflected in the difference between nominal and inflation-adjusted interest rates, remain fairly “contained.” Consequently, consensus expectations suggest that core CPI inflation will gradually decelerate toward 2%, from the 2.7% rate of the past 12 months.

Yields of Municipal Securities
(AAA-Rated General-Obligation Issues)
	November 30,	May 31,	Change
Maturity	2006	2007	(basis points)[1]
2 years	3.45%	3.68%	+23
5 years	3.43	3.76	+33
10 years	3.56	3.91	+35
30 years	3.91	4.25	+34

Yields of U.S. Treasury Securities
	November 30,	May 31,	Change
Maturity	2006	2007	(basis points)[1]
2 years	4.61%	4.91%	+30
5 years	4.45	4.85	+40
10 years	4.46	4.89	+43
30 years	4.56	5.01	+45

1 One basis point equals 1/100 of a percentage point.

Source: Vanguard.

Consistent with its inflation assessment, the Federal Reserve has left the target for the federal funds rate unchanged at 5.25% since June 2006.

Interest rates moved higher

During the past six months, bond yields rose across all maturities, though the increase among short-term bonds was relatively modest. These interest rate dynamics flattened what had previously been an inverted U.S. Treasury yield curve, an unusual situation in which short-term bonds yield more than long-term securities. At the end of the period, the yield of the 10-year U.S. Treasury note was in line with that of the 2-year note, a relationship that is consistent with expectations for a neutral interest rate policy for the Federal Reserve.

On balance, Treasury bonds outperformed municipal securities during the six months, though the longest-term municipal bonds outperformed their Treasury counterparts.

During the past six months, states and municipalities brought $203.8 billion in new debt to market—a record pace and a 23% increase from the same period a year ago. Borrowers took advantage of dips in interest rates during December and March to issue $47.8 billion in securities that will be used to retire existing, higher-cost debt. The national pattern was evident in the New York market. State and municipal issues totaled $17.0 billion through the first six months of the funds’ 2007 fiscal year, a 25.9% increase over a year ago.

Management of the funds

The performance of Vanguard New York Tax-Exempt Money Market and Long-Term Tax-Exempt Funds reflected the increase in rates during the past six months. The Tax-Exempt Money Market Fund returned 1.8% as its yield rose from 3.47% at the beginning of the period to 3.69% at the end. We kept the fund’s average maturity at the short end of its typical range, which allows the fund to accelerate the reinvestment of maturing securities at higher rates.

The Long-Term Fund produced a slightly negative return. The fund’s income return over the six months was offset by a negative capital return, as rising rates depressed its share price. The fund’s yield rose to 3.91% (3.98% for Admiral Shares), from 3.69% (3.76%) at the beginning of the period. We kept the fund’s duration—a measure of sensitivity to interest rate changes—near the midpoint of its typical range, a position consistent with our expectation for relatively stable longer-term rates.

As always, security selection reflected the funds’ high-quality focus. Our funds’ expense advantage gives us an opportunity to provide an attractive and superior tax-exempt dividend without stretching for yield among lower-quality securities or assuming undue portfolio market risk. The near-term “cost” of this quality bias seems especially small today. Tax-exempt quality spreads have collapsed since late 2003, as the economy has firmed and memories of credit disasters (California’s fiscal crisis, Enron, the post-stock-market-bubble telecom blowups) have faded.

Over time, we expect our funds’ combination of low costs, prudent management, and bias toward high-quality issues to produce more-than-competitive returns, without subjecting shareholder capital to the significant risks lurking in the lower-rated tiers of the municipal bond market.

Please note: The U.S. Supreme Court recently agreed to hear a case that challenges the states’ conventional practice of providing different tax treatment for in-state and out-of-state municipal bonds. We don’t expect a ruling until winter 2007 or spring 2008, but we are continuing to monitor the issue and its potential impact on municipal bond portfolios. The case is not expected to affect the federal tax exemption available for interest earned on municipal bonds.

Kathryn T. Allen, Principal

Christopher M. Ryon, Principal

Vanguard Fixed Income Group

June 14, 2007

New York Tax-Exempt Money Market Fund

Fund Profile

As of May 31, 2007

Financial Attributes

Yield	3.7%
Average Weighted Maturity	26 days
Average Quality[1]	MIG-1
Expense Ratio	0.10%[2]

Distribution by Credit Quality[3] (% of portfolio)

MIG-1/A-1+/SP-1+/F-1+	86%
P-1/A-1/SP-1/F-1	12
AAA/AA	1
MIG-2	0
A	1

1 Moody’s Investors Service.

2 Annualized.

3 Ratings: Moody’s Investors Service, Standard & Poor’s, Fitch.

See page 50 for a glossary of investment terms.

New York Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yield shown reflects the current earnings of the fund more closely than do the average annual returns.

Fiscal-Year Total Returns (%): September 3, 1997–May 31, 2007
		Average
		Fund[1]
Fiscal	Total	Total
Year	Return	Return
1997	0.8%	0.8%
1998	3.3	2.9
1999	3.0	2.6
2000	3.9	3.4
2001	2.8	2.4
2002	1.3	0.9
2003	0.9	0.5
2004	1.0	0.6
2005	2.2	1.7
2006	3.3	2.8
2007[2]	1.8	1.6
SEC 7-Day Annualized Yield (5/31/2007): 3.69%

Average Annual Total Returns: Periods Ended March 31, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Since Inception
New York Tax-Exempt
Money Market Fund	9/3/1997	3.48%	1.88%	2.47%

1 Returns for the Average New York Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.

2 Six months ended May 31, 2007.

Note: See Financial Highlights table on page 25 for dividend information.

New York Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Municipal Bonds (99.5%)
	Albany NY IDA Fac. Rev.
	(Holland Suites Project) VRDO	3.790%	6/7/07	LOC	6,390	6,390
	Allegany County NY IDA
	(Atlantic Richfield Project) VRDO	3.920%	6/1/07		4,700	4,700
1	Battery Park City NY Auth. Rev. TOB VRDO	3.810%	6/7/07		5,235	5,235
	Clifton Park NY IDA Multifamily Housing Rev.
	(Coburg Village Project) VRDO	3.730%	6/7/07	LOC	5,400	5,400
1	Erie County NY IDA School Fac. Rev. TOB VRDO	3.810%	6/7/07	(4)	3,825	3,825
	Erie County NY Water Auth. Rev. VRDO	3.690%	6/7/07	(2)	11,400	11,400
1	GS Pool Trust TOB VRDO	3.860%	6/7/07	(11)	10,875	10,875
	Half Hollow Hills NY Central School Dist. TAN	4.500%	6/29/07		40,000	40,025
1	Hudson Yards Infrastructure Corp.
	New York Rev. TOB VRDO	3.800%	6/7/07	(1)	30,000	30,000
1	Hudson Yards Infrastructure Corp.
	New York Rev. TOB VRDO	3.810%	6/7/07	(3)	28,000	28,000
1	Hudson Yards Infrastructure Corp.
	New York Rev. TOB VRDO	3.820%	6/7/07	(3)	53,300	53,300
	Jericho NY UFSD TAN	4.500%	6/22/07		12,000	12,006
1	Liberty NY Dev. Corp. Rev. TOB VRDO	3.790%	6/7/07		5,000	5,000
1	Liberty NY Dev. Corp. Rev. TOB VRDO	3.800%	6/7/07		16,940	16,940
1	Liberty NY Dev. Corp. Rev. TOB VRDO	3.820%	6/7/07		32,345	32,345
1	Liberty NY Dev. Corp. Rev. TOB VRDO	3.820%	6/7/07		24,720	24,720
1	Liberty NY Dev. Corp. Rev. TOB VRDO	3.870%	6/7/07		38,700	38,700
	Long Island NY Power Auth. Electric System Rev. CP	3.600%	7/10/07	LOC	59,200	59,200
1	Long Island NY Power Auth.
	Electric System Rev. TOB VRDO	3.800%	6/7/07	(1)	10,375	10,375
1	Long Island NY Power Auth.
	Electric System Rev. TOB VRDO	3.810%	6/7/07	(1)	15,000	15,000
1	Long Island NY Power Auth.
	Electric System Rev. TOB VRDO	3.810%	6/7/07	(10)	69,300	69,300
1	Long Island NY Power Auth.
	Electric System Rev. TOB VRDO	3.820%	6/7/07	(2)	14,000	14,000
	Long Island NY Power Auth.
	Electric System Rev. VRDO	3.700%	6/7/07	(1)	10,000	10,000
	Long Island NY Power Auth.
	Electric System Rev. VRDO	3.800%	6/7/07	LOC	12,600	12,600

New York Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Long Island NY Power Auth.
	Electric System Rev. VRDO	3.800%	6/7/07	(4)	49,610	49,610
1	Metro. New York Transp. Auth. Rev.
	(Dedicated Petroleum Tax) TOB VRDO	3.800%	6/7/07	(4)	7,500	7,500
1	Metro. New York Transp. Auth. Rev.
	(Dedicated Petroleum Tax) TOB VRDO	3.810%	6/7/07	(1)	11,385	11,385
	Metro. New York Transp. Auth. Rev.
	(Transit Rev.) CP	3.650%	6/15/07	LOC	20,000	20,000
1	Metro. New York Transp. Auth. Rev.
	(Transit Rev.) TOB VRDO	3.820%	6/7/07	(1)	6,600	6,600
	Metro. New York Transp. Auth. Rev.
	(Transit Rev.) VRDO	3.910%	6/1/07	LOC	27,275	27,275
1	Metro. New York Transp. Auth. Rev. TOB VRDO	3.800%	6/7/07	(3)	14,280	14,280
1	Metro. New York Transp. Auth. Rev. TOB VRDO	3.800%	6/7/07	(2)	5,000	5,000
1	Metro. New York Transp. Auth. Rev. TOB VRDO	3.820%	6/7/07	(3)	19,810	19,810
	Metro. New York Transp. Auth. Rev. VRDO	3.730%	6/7/07	(11)	33,275	33,275
	Metro. New York Transp. Auth. Rev. VRDO	3.730%	6/7/07	(11)	5,700	5,700
	Metro. New York Transp. Auth. Rev. VRDO	3.730%	6/7/07	(10)	46,100	46,100
	Metro. New York Transp. Auth. Rev. VRDO	3.730%	6/7/07	(4)	3,500	3,500
	Metro. New York Transp. Auth. Rev. VRDO	3.800%	6/7/07	LOC	20,000	20,000
	Metro. New York Transp. Auth. Transit Fac. CP	3.650%	6/25/07	LOC	15,000	15,000
	Monroe County NY IDA
	(Monroe Community College) VRDO	3.740%	6/7/07	LOC	4,000	4,000
	Nassau County NY GO BAN	3.625%	2/15/08		40,000	40,003
	Nassau County NY TAN	4.000%	9/30/07		27,000	27,044
	Nassau Health Care Corp. NY VRDO	3.670%	6/7/07	(4)	10,000	10,000
	Nassau Health Care Corp. NY VRDO	3.730%	6/7/07	(4)	13,605	13,605
	New York City NY Capital Resources
	(Enhanced Assistance PG) VRDO	3.720%	6/7/07	LOC	8,700	8,700
	New York City NY Cultural Resources Rev.
	(Pierpont Morgan Library) VRDO	3.770%	6/7/07	LOC	8,000	8,000
	New York City NY Cultural Resources Rev.
	(Solomon R. Guggenheim Foundation) VRDO	3.720%	6/7/07	LOC	15,507	15,507
1	New York City NY GO TOB PUT	3.760%	8/9/07	(3)	9,695	9,695
1	New York City NY GO TOB VRDO	3.790%	6/7/07	(1)	5,840	5,840
1	New York City NY GO TOB VRDO	3.790%	6/7/07	(2)	24,880	24,880
1	New York City NY GO TOB VRDO	3.790%	6/7/07	(2)	4,585	4,585
1	New York City NY GO TOB VRDO	3.800%	6/7/07	(2)	7,715	7,715
1	New York City NY GO TOB VRDO	3.810%	6/7/07	(11)	7,335	7,335
1	New York City NY GO TOB VRDO	3.820%	6/7/07	(4)	6,144	6,144
1	New York City NY GO TOB VRDO	3.830%	6/7/07		50,000	50,000
	New York City NY GO VRDO	3.840%	6/1/07	(4)	4,800	4,800
	New York City NY GO VRDO	3.840%	6/1/07	LOC	25,640	25,640
	New York City NY GO VRDO	3.880%	6/1/07	LOC	600	600
	New York City NY GO VRDO	3.700%	6/7/07	LOC	5,600	5,600
	New York City NY GO VRDO	3.730%	6/7/07	(2)	10,025	10,025
	New York City NY GO VRDO	3.730%	6/7/07	LOC	31,750	31,750
	New York City NY GO VRDO	3.740%	6/7/07	LOC	18,475	18,475
	New York City NY GO VRDO	3.750%	6/7/07	LOC	8,000	8,000
	New York City NY GO VRDO	3.780%	6/7/07	LOC	5,695	5,695
	New York City NY GO VRDO	3.820%	6/7/07	LOC	5,950	5,950
	New York City NY Housing Dev. Corp.
	Multi-Family Rev. (Beacon Mews) VRDO	3.810%	6/7/07	LOC	23,500	23,500

New York Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York City NY Housing Dev. Corp.
	Multi-Family Rev. (First Avenue) VRDO	3.830%	6/7/07		24,205	24,205
	New York City NY Housing Dev. Corp.
	Multi-Family Rev. PUT	3.600%	11/1/07		52,000	52,000
	New York City NY Housing Dev. Corp.
	Multi-Family Rev. PUT	3.600%	11/1/07		9,025	9,025
1	New York City NY Housing Dev. Corp.
	Multi-Family Rev. TOB VRDO	3.810%	6/7/07		12,505	12,505
1	New York City NY Housing Dev. Corp.
	Multi-Family Rev. TOB VRDO	3.810%	6/7/07		12,515	12,515
	New York City NY Housing Dev. Corp.
	Multi-Family Rev. VRDO	3.830%	6/7/07		45,800	45,800
1	New York City NY Housing Dev. Corp. Rev.
	(Capital Funding Program) TOB VRDO	3.800%	6/7/07	(3)	8,755	8,755
	New York City NY Housing Dev. Corp. Rev.
	(Multi-Family Rent Housing–
	201 Pearl Street) VRDO	3.780%	6/7/07	LOC	15,000	15,000
	New York City NY Housing Dev. Corp. Rev.
	(Multi-Family Rent Housing–
	90 West Street) VRDO	3.780%	6/7/07		20,000	20,000
	New York City NY Housing Dev. Corp. Rev.
	(Multi-Family Rent Housing–
	Atlantic Court) VRDO	3.830%	6/7/07		53,100	53,100
	New York City NY Housing Dev. Corp. Rev.
	(Multi-Family Rent Housing–
	One Columbus Place) VRDO	3.850%	6/7/07	LOC	32,000	32,000
1	New York City NY Housing Dev. Corp. Rev.
	TOB VRDO	3.800%	6/7/07	(3)	5,145	5,145
1	New York City NY Housing Dev. Corp. Rev.
	TOB VRDO	3.800%	6/7/07	(3)	12,785	12,785
	New York City NY Housing Dev. Corp. Rev. VRDO	3.880%	6/7/07		22,200	22,200
	New York City NY IDA (Civic Fac. Rev.) VRDO	3.740%	6/7/07	(10)	9,000	9,000
	New York City NY IDA
	(Civil Liberties Union) VRDO	3.830%	6/1/07	LOC	18,200	18,200
	New York City NY IDA (NY Congregational
	Nursing Center Project) VRDO	3.730%	6/7/07	LOC	4,900	4,900
1	New York City NY IDA Rev. TOB VRDO	3.820%	6/7/07	(3)	5,095	5,095
	New York City NY IDA Special Fac. Rev.
	(Korean Air Lines) VRDO	3.770%	6/7/07	LOC	16,700	16,700
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System CP	3.750%	6/12/07	LOC	20,000	20,000
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System CP	3.680%	6/13/07		10,000	10,000
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System CP	3.650%	6/14/07		41,400	41,400
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System CP	3.650%	6/15/07	LOC	10,000	10,000
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	3.790%	6/7/07	(2)	15,000	15,000
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	3.800%	6/7/07		25,000	25,000
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	3.800%	6/7/07		10,000	10,000

New York Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	3.810%	6/7/07	(2)	4,935	4,935
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	3.810%	6/7/07		4,500	4,500
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	3.820%	6/7/07		10,115	10,115
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	3.820%	6/7/07	(1)	4,950	4,950
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	3.820%	6/7/07	(4)	20,015	20,015
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	3.820%	6/7/07		15,000	15,000
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. VRDO	3.840%	6/1/07	(3)	2,530	2,530
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. VRDO	3.870%	6/1/07		1,500	1,500
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. VRDO	3.870%	6/1/07		37,100	37,100
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. VRDO	3.880%	6/1/07		17,200	17,200
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. VRDO	3.730%	6/7/07		22,065	22,065
1	New York City NY Sales Tax Asset
	Receivable Corp. TOB VRDO	3.800%	6/7/07	(1)	2,575	2,575
1	New York City NY Sales Tax Asset
	Receivable Corp. TOB VRDO	3.800%	6/7/07	(2)	6,400	6,400
1	New York City NY Sales Tax Asset
	Receivable Corp. TOB VRDO	3.800%	6/7/07	(1)	2,250	2,250
1	New York City NY Sales Tax Asset
	Receivable Corp. TOB VRDO	3.800%	6/7/07	(1)	14,815	14,815
1	New York City NY Sales Tax Asset
	Receivable Corp. TOB VRDO	3.810%	6/7/07	(1)	5,685	5,685
1	New York City NY Sales Tax Asset
	Receivable Corp. TOB VRDO	3.810%	6/7/07	(1)	4,810	4,810
1	New York City NY Sales Tax Asset
	Receivable Corp. TOB VRDO	3.820%	6/7/07	(2)	9,400	9,400
	New York City NY Transitional Finance Auth. BAN	4.250%	6/29/07		39,700	39,718
1	New York City NY Transitional Finance Auth.
	Building Aid Rev. TOB PUT	3.580%	6/7/07	(3)	11,195	11,195
	New York City NY Transitional Finance Auth. Rev.	5.000%	11/1/07	(ETM)	12,000	12,069
	New York City NY Transitional Finance Auth. Rev.
	Future Tax	5.000%	11/1/07	(ETM)	10,790	10,852
1	New York City NY Transitional Finance Auth. Rev.
	TOB VRDO	3.800%	6/7/07	(3)	12,000	12,000
1	New York City NY Transitional Finance Auth. Rev.
	TOB VRDO	3.800%	6/7/07		16,995	16,995
1	New York City NY Transitional Finance Auth. Rev.
	TOB VRDO	3.800%	6/7/07		15,460	15,460
1	New York City NY Transitional Finance Auth. Rev.
	TOB VRDO	3.800%	6/7/07	(3)	6,070	6,070
1	New York City NY Transitional Finance Auth. Rev.
	TOB VRDO	3.820%	6/7/07	(2)	19,700	19,700
1	New York City NY Transitional Finance Auth. Rev.
	TOB VRDO	3.820%	6/7/07		1,300	1,300

New York Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	New York City NY Transitional Finance Auth. Rev.
	TOB VRDO	3.820%	6/7/07	(3)	7,600	7,600
	New York City NY Transitional Finance Auth. Rev.
	VRDO	3.830%	6/1/07		18,340	18,340
	New York City NY Transitional Finance Auth. Rev.
	VRDO	3.830%	6/1/07		14,115	14,115
	New York City NY Transitional Finance Auth. Rev.
	VRDO	3.840%	6/1/07		18,340	18,340
	New York City NY Transitional Finance Auth. Rev.
	VRDO	3.890%	6/1/07		4,100	4,100
	New York City NY Transitional Finance Auth. Rev.
	VRDO	3.720%	6/7/07		14,400	14,400
	New York City NY Transitional Finance Auth. Rev.
	VRDO	3.720%	6/7/07		15,170	15,170
	New York City NY Transitional Finance Auth. Rev.
	VRDO	3.780%	6/7/07		8,465	8,465
	New York City NY Transitional Finance Auth. Rev.
	VRDO	3.800%	6/7/07		49,195	49,195
1	New York Convention Center Dev. Corp. Rev.
	TOB VRDO	3.810%	6/7/07	(2)	15,500	15,500
1	New York Metro. Transp. Auth. Rev. TOB VRDO	3.820%	6/7/07	(3)	14,290	14,290
	New York State Dormitory Auth. Rev.
	(Catholic Health) VRDO	3.740%	6/7/07	LOC	8,435	8,435
	New York State Dormitory Auth. Rev.
	(Catholic Health) VRDO	3.740%	6/7/07	LOC	28,295	28,295
1	New York State Dormitory Auth. Rev.
	(City Univ.) TOB VRDO	3.830%	6/7/07	(4)	7,250	7,250
	New York State Dormitory Auth. Rev.
	(Columbia Univ.) CP	3.620%	8/10/07		12,800	12,800
	New York State Dormitory Auth. Rev.
	(Columbia Univ.) CP	3.680%	9/12/07		26,670	26,670
	New York State Dormitory Auth. Rev.
	(Cornell Univ.) CP	3.720%	8/8/07		5,400	5,400
	New York State Dormitory Auth. Rev.
	(Cornell Univ.) VRDO	3.830%	6/1/07		14,925	14,925
	New York State Dormitory Auth. Rev.
	(Cornell Univ.) VRDO	3.720%	6/7/07		27,150	27,150
1	New York State Dormitory Auth. Rev.
	(Dept. of Health) TOB VRDO	3.800%	6/7/07	(3)	2,615	2,615
1	New York State Dormitory Auth. Rev.
	(Memorial Sloan Kettering) TOB VRDO	3.800%	6/7/07	(1)	7,100	7,100
1	New York State Dormitory Auth. Rev.
	(Mental Health Services) TOB VRDO	3.800%	6/7/07	(3)	4,995	4,995
1	New York State Dormitory Auth. Rev.
	(Mental Health Services) TOB VRDO	3.820%	6/7/07	(1)	16,455	16,455
	New York State Dormitory Auth. Rev.
	(Mental Health Services) VRDO	3.710%	6/7/07	(2)	2,500	2,500
	New York State Dormitory Auth. Rev.
	(Mental Health Services) VRDO	3.720%	6/7/07	(4)	11,250	11,250
	New York State Dormitory Auth. Rev.
	(Mental Health Services) VRDO	3.730%	6/7/07	(1)	21,200	21,200
	New York State Dormitory Auth. Rev.
	(Mental Health Services) VRDO	3.730%	6/7/07		71,500	71,500

New York Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York State Dormitory Auth. Rev.
	(Mental Health Services) VRDO	3.730%	6/7/07		36,285	36,285
	New York State Dormitory Auth. Rev.
	(Mental Health Services) VRDO	3.740%	6/7/07	(4)	9,405	9,405
	New York State Dormitory Auth. Rev.
	(Mental Health Services) VRDO	3.770%	6/7/07	(4)	17,500	17,500
	New York State Dormitory Auth. Rev.
	(Mental Health Services) VRDO	3.800%	6/7/07	(4)	11,870	11,870
	New York State Dormitory Auth. Rev.
	(New York Public Library) VRDO	3.700%	6/7/07	(1)	10,200	10,200
	New York State Dormitory Auth. Rev.
	(New York Public Library) VRDO	3.700%	6/7/07	(1)	37,345	37,345
1	New York State Dormitory Auth. Rev.
	(New York Univ.) TOB VRDO	3.820%	6/7/07	(1)	6,700	6,700
1	New York State Dormitory Auth. Rev.
	(Personal Income Tax) TOB VRDO	3.800%	6/7/07	(2)	26,735	26,735
1	New York State Dormitory Auth. Rev.
	(Personal Income Tax) TOB VRDO	3.800%	6/7/07	(1)	5,485	5,485
1	New York State Dormitory Auth. Rev.
	(Personal Income Tax) TOB VRDO	3.820%	6/7/07		11,950	11,950
1	New York State Dormitory Auth. Rev.
	(Personal Income Tax) TOB VRDO	3.830%	6/7/07	(2)	5,850	5,850
1	New York State Dormitory Auth. Rev.
	(Personal Income Tax) TOB VRDO	3.830%	6/7/07	(2)	17,760	17,760
	New York State Dormitory Auth. Rev.
	(Rockefeller Univ.) VRDO	3.700%	6/7/07		27,100	27,100
	New York State Dormitory Auth. Rev.
	(Univ. of Rochester) VRDO	3.690%	6/7/07	(1)	21,700	21,700
	New York State Dormitory Auth. Rev.
	(Univ. System)	5.250%	1/1/08	(1)(Prere.)	14,500	14,919
	New York State Dormitory Auth. Rev.
	(Upstate Community Colleges) VRDO	3.740%	6/7/07	(11)	24,260	24,260
1	New York State Dormitory Auth. Rev. TOB VRDO	3.800%	6/7/07	(3)	19,125	19,125
1	New York State Dormitory Auth. Rev. TOB VRDO	3.800%	6/7/07	(3)	9,495	9,495
1	New York State Dormitory Auth. Rev. TOB VRDO	3.800%	6/7/07	(4)	5,550	5,550
1	New York State Dormitory Auth. Rev. TOB VRDO	3.800%	6/7/07		28,625	28,625
1	New York State Dormitory Auth. Rev. TOB VRDO	3.800%	6/7/07		13,400	13,400
1	New York State Dormitory Auth. Rev. TOB VRDO	3.800%	6/7/07	(1)	11,175	11,175
1	New York State Dormitory Auth. Rev. TOB VRDO	3.810%	6/7/07		40,340	40,340
1	New York State Dormitory Auth. Rev. TOB VRDO	3.810%	6/7/07		52,305	52,305
1	New York State Dormitory Auth. Rev. TOB VRDO	3.810%	6/7/07		28,385	28,385
1	New York State Dormitory Auth. Rev. TOB VRDO	3.810%	6/7/07	(1)	10,000	10,000
1	New York State Dormitory Auth. Rev. TOB VRDO	3.810%	6/7/07		25,000	25,000
1	New York State Dormitory Auth. Rev. TOB VRDO	3.820%	6/7/07	(2)	4,950	4,950
1	New York State Dormitory Auth. Rev. TOB VRDO	3.820%	6/7/07		18,380	18,380
1	New York State Dormitory Auth. Rev. TOB VRDO	3.820%	6/7/07		4,725	4,725
1	New York State Dormitory Auth. Rev. TOB VRDO	3.830%	6/7/07	(2)	16,515	16,515
	New York State Energy Research & Dev. Auth.
	(Con Edison) VRDO	3.700%	6/7/07	LOC	15,000	15,000
	New York State Energy Research & Dev. Auth.
	(Con Edison) VRDO	3.700%	6/7/07	LOC	15,000	15,000
	New York State Energy Research & Dev. Auth.
	(Con Edison) VRDO	3.750%	6/7/07	LOC	13,700	13,700

New York Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	New York State Environmental Fac. Corp.
	PCR TOB VRDO	3.820%	6/7/07	(4)	26,725	26,725
1	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)
	TOB VRDO	3.730%	6/7/07		9,750	9,750
1	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)
	TOB VRDO	3.800%	6/7/07		15,475	15,475
1	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)
	TOB VRDO	3.800%	6/7/07		2,565	2,565
1	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)
	TOB VRDO	3.800%	6/7/07		8,085	8,085
1	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)
	TOB VRDO	3.810%	6/7/07		2,650	2,650
1	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)
	TOB VRDO	3.810%	6/7/07		6,390	6,390
1	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)
	TOB VRDO	3.820%	6/7/07		16,500	16,500
1	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)
	TOB VRDO	3.830%	6/7/07		5,385	5,385
	New York State Environmental Fac. Corp.
	Solid Waste Disposal Rev.
	(General Electric Co.) VRDO	3.880%	6/1/07		18,100	18,100
	New York State Environmental Fac. Corp.
	Solid Waste Disposal Rev.
	(General Electric Co.) VRDO	3.920%	6/1/07		26,700	26,700
	New York State Environmental Fac. Corp.
	Solid Waste Disposal Rev.
	(General Electric Co.) VRDO	3.920%	6/1/07		25,900	25,900
	New York State GO PUT	3.580%	7/12/07	LOC	36,350	36,349
	New York State Housing Finance Agency Rev.
	(Chelsea Apartments) VRDO	3.850%	6/7/07		66,170	66,170
1	New York State Housing Finance Agency Rev.
	(Personal Income Tax) TOB VRDO	3.800%	6/7/07	(3)	7,875	7,875
1	New York State Housing Finance Agency Rev.
	(Personal Income Tax) TOB VRDO	3.800%	6/7/07	(3)	5,200	5,200
	New York State Housing Finance Agency Rev.
	(Residential) VRDO	3.850%	6/7/07	(2)	6,600	6,600
	New York State Housing Finance Agency Rev.
	(Saville Housing) VRDO	3.830%	6/7/07	LOC	55,000	55,000
	New York State Housing Finance Agency Rev.
	(West 23rd Street) VRDO	3.770%	6/7/07	LOC	42,400	42,400
	New York State Housing Finance Agency Rev.
	VRDO	3.700%	6/7/07		4,500	4,500
	New York State Housing Finance Agency Rev.
	VRDO	3.750%	6/7/07		22,000	22,000
	New York State Housing Finance Agency Rev.
	VRDO	3.750%	6/7/07	LOC	20,400	20,400

New York Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York State Housing Finance Agency Rev.
	VRDO	3.770%	6/7/07	LOC	50,000	50,000
	New York State Housing Finance Agency Rev.
	VRDO	3.810%	6/7/07	LOC	31,000	31,000
	New York State Housing Finance Agency Rev.
	VRDO	3.830%	6/7/07	LOC	22,300	22,300
	New York State Housing Finance Agency Service
	Contract Rev. VRDO	3.770%	6/7/07	LOC	9,000	9,000
	New York State Housing Finance Agency Service
	Contract Rev. VRDO	3.770%	6/7/07		26,700	26,700
	New York State Housing Finance Agency Service
	Contract Rev. VRDO	3.780%	6/7/07	LOC	14,300	14,300
	New York State Housing Finance Agency Service
	Contract Rev. VRDO	3.810%	6/7/07	LOC	25,000	25,000
	New York State Local Govt. Assistance Corp. VRDO	3.670%	6/7/07	LOC	6,300	6,300
	New York State Local Govt. Assistance Corp. VRDO	3.700%	6/7/07	LOC	20,000	20,000
	New York State Local Govt. Assistance Corp. VRDO	3.730%	6/7/07	(3)	34,000	34,000
	New York State Local Govt. Assistance Corp. VRDO	3.730%	6/7/07	(4)	10,450	10,450
	New York State Local Govt. Assistance Corp. VRDO	3.770%	6/7/07	LOC	33,875	33,875
	New York State Local Govt. Assistance Corp. VRDO	3.780%	6/7/07	LOC	53,975	53,975
	New York State Mortgage Agency Rev. VRDO	3.860%	6/1/07		19,000	19,000
	New York State Power Auth. Rev.	5.500%	11/15/07		13,565	13,681
	New York State Power Auth. Rev. CP	3.680%	6/8/07		25,000	25,000
	New York State Power Auth. Rev. CP	3.620%	6/11/07		11,100	11,100
	New York State Power Auth. Rev. CP	3.730%	7/9/07		44,200	44,200
	New York State Power Auth. Rev. CP	3.700%	8/15/07		8,925	8,925
	New York State Power Auth. Rev. CP	3.740%	8/23/07		20,000	20,000
	New York State Power Auth. Rev. PUT	3.650%	9/4/07		32,000	32,000
	New York State Thruway Auth. Rev.
	(Highway & Bridge Trust Fund)	5.000%	4/1/08	(1)(ETM)	6,000	6,065
1	New York State Thruway Auth. Rev.
	(Highway & Bridge Trust Fund) TOB VRDO	3.800%	6/7/07	(2)	10,390	10,390
1	New York State Thruway Auth. Rev.
	(Highway & Bridge Trust Fund) TOB VRDO	3.800%	6/7/07	(1)	5,970	5,970
1	New York State Thruway Auth. Rev.
	(Highway & Bridge Trust Fund) TOB VRDO	3.800%	6/7/07	(2)	12,960	12,960
1	New York State Thruway Auth. Rev.
	(Highway & Bridge Trust Fund) TOB VRDO	3.800%	6/7/07	(2)	4,690	4,690
1	New York State Thruway Auth. Rev.
	(Highway & Bridge Trust Fund) TOB VRDO	3.820%	6/7/07	(2)	14,295	14,295
1	New York State Thruway Auth. Rev.
	(Highway & Bridge Trust Fund) TOB VRDO	3.830%	6/7/07	(1)	8,390	8,390
1	New York State Thruway Auth. Rev.
	(Personal Income Tax) TOB VRDO	3.800%	6/7/07		4,995	4,995
1	New York State Thruway Auth. Rev.
	(Personal Income Tax) TOB VRDO	3.800%	6/7/07	(3)	10,980	10,980
1	New York State Thruway Auth. Rev.
	(Personal Income Tax) TOB VRDO	3.810%	6/7/07	(2)	5,220	5,220
	New York State Thruway Auth. Rev.
	(Service Contract)	5.000%	3/15/08		23,100	23,344
1	New York State Thruway Auth. Rev. TOB VRDO	3.790%	6/7/07	(4)	11,200	11,200
1	New York State Thruway Auth. Rev. TOB VRDO	3.800%	6/7/07		10,415	10,415
1	New York State Thruway Auth. Rev. TOB VRDO	3.800%	6/7/07	(2)	8,085	8,085
1	New York State Thruway Auth. Rev. TOB VRDO	3.800%	6/7/07	(4)	4,450	4,450

New York Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	New York State Thruway Auth. Rev. TOB VRDO	3.810%	6/7/07	(2)	13,650	13,650
1	New York State Thruway Auth. Rev. TOB VRDO	3.820%	6/7/07	(2)	40,000	40,000
1	New York State Urban Dev. Corp. Rev.
	(Correctional Fac.) TOB VRDO	3.800%	6/7/07	(3)	5,150	5,150
1	New York State Urban Dev. Corp. Rev.
	(Correctional Fac.) TOB VRDO	3.800%	6/7/07	(3)	4,930	4,930
	New York State Urban Dev. Corp. Rev.
	(State Fac. & Equipment) VRDO	3.800%	6/7/07	(11)	12,060	12,060
1	New York State Urban Dev. Corp. Rev. TOB VRDO	3.800%	6/7/07	(2)	5,310	5,310
1	New York State Urban Dev. Corp. TOB VRDO	3.820%	6/7/07		12,155	12,155
	Oneida County NY IDA Rev.
	(Hamilton College) VRDO	3.800%	6/7/07	(1)	25,135	25,135
	Onondaga County NY IDA Civic Fac. Rev. VRDO	3.750%	6/7/07	LOC	11,475	11,475
1	Orange County NY TOB VRDO	3.800%	6/7/07		1,180	1,180
	Orangetown NY BAN	4.000%	3/28/08		14,100	14,148
	Oyster Bay NY BAN	4.000%	3/14/08		18,875	18,941
	Port Auth. of New York & New Jersey CP	3.790%	8/7/07		4,000	4,000
	Port Auth. of New York & New Jersey CP	3.790%	8/7/07		4,075	4,075
	Port Auth. of New York & New Jersey CP	3.720%	8/9/07		20,000	20,000
	Port Auth. of New York & New Jersey CP	3.750%	9/6/07		3,225	3,225
1	Port Auth. of New York & New Jersey Rev.
	TOB VRDO	3.800%	6/7/07	(10)	5,380	5,380
1	Port Auth. of New York & New Jersey Rev.
	TOB VRDO	3.810%	6/7/07		10,000	10,000
1	Port Auth. of New York & New Jersey Rev.
	TOB VRDO	3.810%	6/7/07	(11)	10,465	10,465
1	Port Auth. of New York & New Jersey Rev.
	TOB VRDO	3.810%	6/7/07	(4)	10,000	10,000
1	Port Auth. of New York & New Jersey Rev.
	TOB VRDO	3.810%	6/7/07	(3)	2,740	2,740
1	Port Auth. of New York & New Jersey Rev.
	TOB VRDO	3.810%	6/7/07	(1)	6,140	6,140
1	Port Auth. of New York & New Jersey Rev.
	TOB VRDO	3.850%	6/7/07	(3)	6,482	6,482
1	Port Auth. Of New York & New Jersey Rev.
	TOB VRDO	3.830%	8/15/07	(4)	4,000	4,000
	Port Auth. of New York & New Jersey Special
	Obligation Rev. (Versatile Structure) VRDO	3.850%	6/1/07		3,100	3,100
	Port Auth. of New York & New Jersey Special
	Obligation Rev. (Versatile Structure) VRDO	3.880%	6/1/07		4,900	4,900
	Port Auth. of New York & New Jersey Special
	Obligation Rev. (Versatile Structure) VRDO	3.920%	6/1/07		8,000	8,000
	Poughkeepsie Town NY BAN	4.250%	9/13/07		9,700	9,719
	Riverhead NY IDA Rev.
	(Central Suffolk Hosp.) VRDO	3.730%	6/7/07	LOC	7,000	7,000
	Rockland County NY BAN	4.000%	3/20/08		65,000	65,227
	South Orangetown Central School Dist. NY TAN	4.500%	6/29/07		5,000	5,003
	Southampton Town NY BAN	4.000%	4/3/08		7,300	7,327
	Suffolk County NY TAN	4.000%	8/16/07		50,000	50,051
	Suffolk County NY Water Auth. Rev. VRDO	3.800%	6/7/07		45,000	45,000
	Syosset NY Central School Dist. TAN	4.500%	6/28/07		10,000	10,006
	Three Village Central School New York
	(Brookhaven & Smithtown) TAN	4.500%	6/29/07		28,000	28,015

New York Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Tobacco Settlement Financing Corp.
	New York Rev. TOB VRDO	3.800%	6/7/07	(3)	14,300	14,300
1	Tobacco Settlement Financing Corp.
	New York Rev. TOB VRDO	3.800%	6/7/07	(2)	10,360	10,360
1	Tobacco Settlement Financing Corp.
	New York Rev. TOB VRDO	3.800%	6/7/07	(2)	4,995	4,995
1	Tobacco Settlement Financing Corp.
	New York Rev. TOB VRDO	3.800%	6/7/07	(2)	11,355	11,355
	Tompkins County NY IDA Civic Fac.
	(Cornell Univ.) VRDO	3.720%	6/7/07		15,700	15,700
	Tompkins County NY IDA Civic Fac.
	(Cornell Univ.) VRDO	3.720%	6/7/07		8,390	8,390
	Tompkins County NY IDA Civic Fac.
	(Ithaca Univ.) VRDO	3.730%	6/7/07	(10)	22,600	22,600
	Tompkins County NY IDA Civic Fac.
	(Ithaca Univ.) VRDO	3.730%	6/7/07	(10)	35,290	35,290
1	Triborough Bridge & Tunnel Auth.
	New York Rev. TOB VRDO	3.810%	6/7/07		9,275	9,275
1	Triborough Bridge & Tunnel Auth.
	New York Rev. TOB VRDO	3.820%	6/7/07	(1)	7,200	7,200
1	Triborough Bridge & Tunnel Auth.
	New York Rev. TOB VRDO	3.820%	6/7/07	(3)	4,000	4,000
1	Triborough Bridge & Tunnel Auth.
	New York Rev. TOB VRDO	3.820%	6/7/07	(1)	1,995	1,995
	Triborough Bridge & Tunnel Auth.
	New York Rev. VRDO	3.720%	6/7/07		14,775	14,775
	Triborough Bridge & Tunnel Auth.
	New York Rev. VRDO	3.730%	6/7/07		48,820	48,820
	Triborough Bridge & Tunnel Auth.
	New York Rev. VRDO	3.730%	6/7/07		80,800	80,800
	Triborough Bridge & Tunnel Auth.
	New York Rev. VRDO	3.750%	6/7/07		8,035	8,035
	Triborough Bridge & Tunnel Auth.
	New York Rev. VRDO	3.770%	6/7/07		10,000	10,000
	Triborough Bridge & Tunnel Auth.
	New York Rev. VRDO	3.770%	6/7/07		5,200	5,200
	Triborough Bridge & Tunnel Auth.
	New York Rev. VRDO	3.780%	6/7/07	(4)	29,200	29,200
	Watervliet NY Housing Auth. Rev.
	(Beltrone Senior Living) VRDO	3.770%	6/7/07	LOC	14,000	14,000
	West Islip NY UFSD TAN	4.000%	6/28/07		13,000	13,005
	Westchester County NY IDA
	(Levister Redev. LLC) VRDO	3.750%	6/7/07	LOC	19,500	19,500
Total Municipal Bonds (Cost $5,059,540)						5,059,540
Other Assets and Liabilities (0.5%)
Other Assets—Note B						50,206
Liabilities						(25,792)
						24,414
Net Assets (100%)
Applicable to 5,083,870,132 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)						5,083,954
Net Asset Value Per Share						$1.00

New York Tax-Exempt Money Market Fund

At May 31, 2007, net assets consisted of:
	Amount	Per
	($000)	Share
Paid-in Capital	5,083,983	$1.00
Undistributed Net Investment Income	—	—
Accumulated Net Realized Losses	(29)	—
Unrealized Appreciation	—	—
Net Assets	5,083,954	$1.00

•	See Note A in Notes to Financial Statements.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, the aggregate value of these securities was $1,691,311,000, representing 33.3% of net assets.

For key to abbreviations and other references, see page 22.

New York Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2007
($000)
Investment Income
Income
Interest	85,694
Total Income	85,694
Expenses
The Vanguard Group—Note B
Investment Advisory Services	199
Management and Administrative	1,432
Marketing and Distribution	606
Custodian Fees	17
Shareholders’ Reports	8
Trustees’ Fees and Expenses	2
Total Expenses	2,264
Net Investment Income	83,430
Realized Net Gain (Loss) on Investment Securities Sold	(26)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	—
Net Increase (Decrease) in Net Assets Resulting from Operations	83,404

New York Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	83,430	126,378
Realized Net Gain (Loss)	(26)	96
Change in Unrealized Appreciation (Depreciation)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	83,404	126,474
Distributions
Net Investment Income	(83,430)	(126,378)
Realized Capital Gain	—	—
Total Distributions	(83,430)	(126,378)
Capital Share Transactions (at $1.00)
Issued	2,739,409	3,767,433
Issued in Lieu of Cash Distributions	79,511	122,390
Redeemed	(2,114,359)	(2,748,178)
Net Increase (Decrease) from Capital Share Transactions	704,561	1,141,645
Total Increase (Decrease)	704,535	1,141,741
Net Assets
Beginning of Period	4,379,419	3,237,678
End of Period	5,083,954	4,379,419

New York Tax-Exempt Money Market Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.018	.032	.022	.010	.009	.013
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.018	.032	.022	.010	.009	.013
Distributions
Dividends from Net Investment Income	(.018)	(.032)	(.022)	(.010)	(.009)	(.013)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.018)	(.032)	(.022)	(.010)	(.009)	(.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.79%	3.28%	2.18%	1.03%	0.89%	1.32%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,084	$4,379	$3,238	$2,294	$1,772	$1,627
Ratio of Total Expenses to
Average Net Assets	0.10%*	0.13%	0.13%	0.13%	0.17%	0.17%
Ratio of Net Investment Income to
Average Net Assets	3.55%*	3.25%	2.19%	1.04%	0.88%	1.31%

* Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard New York Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of New York.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investment securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its assets in capital contributions to Vanguard. At May 31, 2007, the fund had contributed capital of $437,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.44% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning December 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

New York Long-Term Tax-Exempt Fund

Fund Profile

As of May 31, 2007

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	304	6,917	41,233
Yield		—	—
Investor Shares	3.9%
Admiral Shares	4.0%
Yield to Maturity	4.1%[3]	4.0%	4.1%
Average Coupon	4.9%	5.0%	5.0%
Average Effective Maturity	9.2 years	9.8 years	13.1 years
Average Quality	AA+	AAA	AA+
Average Duration	6.5 years	6.1 years	6.4 years
Expense Ratio		—	—
Investor Shares	0.15%[4]
Admiral Shares	0.08%[4]
Short-Term Reserves	0%	—	—

Distribution by Maturity (% of portfolio)

Under 1 Year	10%
1–5 Years	24
5–10 Years	38
10–20 Years	16
20–30 Years	11
Over 30 Years	1

Volatility Measures[5]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.98	0.99
Beta	1.10	1.31

Distribution by Credit Quality (% of portfolio)

AAA	81%
AA	16
A	2
BBB	1

Investment Focus

1 Lehman 10 Year Municipal Bond Index.
2 Lehman Municipal Bond Index.
3 Before expenses.
4 Annualized.
5 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 50.

New York Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 1996–May 31, 2007
	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1997	0.9%	5.5%	6.4%	7.1%
1998	2.4	5.3	7.7	8.1
1999	–7.0	4.7	–2.3	–0.4
2000	3.9	5.7	9.6	7.7
2001	3.4	5.0	8.4	8.2
2002	2.2	4.6	6.8	6.7
2003	2.8	4.4	7.2	6.9
2004	–0.8	4.3	3.5	4.0
2005	–1.2	4.2	3.0	3.0
2006	2.2	4.5	6.7	6.2
2007[2]	–2.5	2.2	–0.3	0.1

Average Annual Total Returns: Periods Ended March 31, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	4/7/1986	5.61%	5.43%	0.98%	4.79%	5.77%
Admiral Shares	5/14/2001	5.68	5.50	0.83[3]	4.52[3]	5.35[3]

1 Lehman 10 Year Municipal Bond Index.
2 Six months ended May 31, 2007.
3 Return since inception.
Note: See Financial Highlights tables on pages 42 and 43 for dividend and capital gains information.

New York Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Municipal Bonds (99.5%)
	Albany County NY GO	5.000%	10/1/12 (3)	4,400	4,543
	Battery Park City NY Auth. Rev.	5.250%	11/1/15	12,520	13,478
	Broome County NY Public Safety Fac. Project COP	5.250%	4/1/15 (1)	2,665	2,668
	Broome County NY Public Safety Fac. Project COP	5.250%	4/1/15 (1)	335	335
	Buffalo NY GO	5.125%	2/1/12 (2)	1,870	1,929
	Buffalo NY GO	5.125%	2/1/13 (2)	2,945	3,037
	Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/20 (4)	3,510	3,884
	Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/21 (4)	5,000	5,530
	Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/22 (4)	4,500	4,977
	Erie County NY Water Auth. Rev.	6.000%	12/1/08 (2)(ETM)	1,030	1,050
	Hempstead NY GO	5.625%	2/1/12 (3)	1,220	1,235
	Hempstead NY GO	5.625%	2/1/13 (3)	960	972
	Hempstead NY IDA Civic Fac. Rev. (Hofstra Univ.)	5.250%	7/1/17	2,360	2,483
	Hempstead NY IDA Civic Fac. Rev. (Hofstra Univ.)	5.250%	7/1/19	3,200	3,356
	Hudson Yards Infrastructure Corp. New York Rev.	5.000%	2/15/47 (3)	10,000	10,435
1	Hudson Yards Infrastructure Corp. New York Rev.
	TOB VRDO	3.820%	6/7/07 (3)	16,000	16,000
	Huntington NY GO	6.700%	2/1/11 (3)	310	340
	Liberty NY Dev. Corp. Rev.
	(Goldman Sachs Headquarters)	5.250%	10/1/35	60,000	66,647
	Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/11 (4)	16,690	14,289
	Long Island NY Power Auth. Electric System Rev.	5.250%	6/1/13	15,690	16,727
	Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/14 (4)	5,000	3,782
	Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/19 (4)	2,460	1,483
	Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/21 (4)	13,355	7,321
	Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/23 (4)	35,500	17,720
	Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/24 (4)	21,830	10,389
	Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/27 (4)	23,905	9,809
	Long Island NY Power Auth. Electric System Rev.
	VRDO	3.880%	6/1/07 LOC	3,700	3,700
	Long Island NY Power Auth. Electric System Rev.
	VRDO	3.800%	6/7/07 (4)	10,305	10,305
	Metro. New York Transp. Auth. Rev.
	(Commuter Fac.)	5.125%	7/1/09 (3)(Prere.)	3,000	3,084
	Metro. New York Transp. Auth. Rev.
	(Dedicated Petroleum Tax)	5.250%	10/1/10 (1)(Prere.)	7,900	8,257
	Metro. New York Transp. Auth. Rev.
	(Dedicated Petroleum Tax)	6.000%	4/1/20 (1)(ETM)	32,500	37,982

New York Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/16 (2)	28,075	30,322
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/16 (1)	4,000	4,320
2	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/17 (2)	35,000	37,605
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/17 (1)	5,000	5,372
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/19 (1)	6,000	6,461
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/20 (1)	7,000	7,538
	Nassau County NY Combined Sewer Dist. GO	5.000%	5/1/11 (3)	1,770	1,843
	Nassau County NY GO	5.250%	6/1/11 (2)	3,670	3,843
	Nassau County NY GO	5.250%	6/1/12 (2)	4,670	4,893
	Nassau County NY GO	5.250%	6/1/13 (2)	6,905	7,235
	Nassau County NY GO	5.250%	6/1/14 (2)	6,585	6,900
	New York City NY Cultural Resources Rev.
	(Museum of Modern Art)	5.500%	1/1/16 (2)	2,000	2,043
	New York City NY GO	5.750%	5/15/10 (4)(Prere.)	4,540	4,827
	New York City NY GO	5.875%	5/15/10 (4)(Prere.)	4,670	4,982
	New York City NY GO	5.250%	3/15/11 (2)(Prere.)	390	413
	New York City NY GO	5.750%	8/1/11 (1)	15,750	16,765
	New York City NY GO	5.750%	3/15/12 (4)(Prere.)	1,560	1,689
	New York City NY GO	5.125%	8/1/13 (4)	19,025	19,900
	New York City NY GO	5.375%	8/1/13 (3)	8,295	8,516
	New York City NY GO	5.200%	8/1/14 (4)	5,000	5,224
	New York City NY GO	5.250%	3/15/16 (2)	4,610	4,868
	New York City NY GO	5.000%	8/1/25	8,905	9,280
	New York City NY GO VRDO	3.840%	6/1/07 (4)	600	600
	New York City NY IDA (Queens Baseball Stadium)	5.000%	1/1/31 (2)	37,990	40,059
	New York City NY IDA (Queens Baseball Stadium)	5.000%	1/1/36 (2)	11,285	11,863
	New York City NY IDA (Yankee Stadium)	5.000%	3/1/31 (3)	29,460	31,018
	New York City NY IDA (Yankee Stadium)	5.000%	3/1/36 (1)	24,000	25,195
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev.	5.500%	6/15/07 (1)(Prere.)	23,955	24,209
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev.	5.750%	6/15/07 (1)(Prere.)	15,000	15,161
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev.	5.750%	6/15/09 (3)(Prere.)	30,650	32,146
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev.	0.000%	6/15/17	10,000	6,611
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev.	5.375%	6/15/17	25,015	26,553
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev.	0.000%	6/15/18	10,000	6,310
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev.	5.375%	6/15/18	25,095	26,702
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev.	0.000%	6/15/21	4,490	2,461
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev.	5.000%	6/15/27 (1)	17,000	17,848
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev.	5.000%	6/15/31	9,000	9,393
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. VRDO	3.840%	6/1/07 (3)	5,000	5,000
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. VRDO	3.860%	6/1/07	900	900
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. VRDO	3.870%	6/1/07	4,200	4,200

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	3.880%	6/1/07	2,185	2,185
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	3.880%	6/1/07 (3)	11,800	11,800
New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/26 (1)	10,000	10,502
New York City NY Transitional Finance Auth. Rev.	5.500%	5/1/09 (Prere.)	1,660	1,730
New York City NY Transitional Finance Auth. Rev.	5.500%	5/1/09 (Prere.)	15	16
New York City NY Transitional Finance Auth. Rev.	5.500%	5/1/09 (Prere.)	1,325	1,381
New York City NY Transitional Finance Auth. Rev.	5.750%	5/15/10 (Prere.)	930	989
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/11 (Prere.)	2,435	2,596
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/11 (Prere.)	4,420	4,712
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/11 (Prere.)	2,955	3,150
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/12	2,805	2,986
New York City NY Transitional Finance Auth. Rev.	5.250%	5/1/13	12,270	13,039
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/14	7,580	8,061
New York City NY Transitional Finance Auth. Rev.	5.250%	5/1/14	17,720	18,811
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/15	7,310	7,728
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/15	2,565	2,722
New York City NY Transitional Finance Auth. Rev.	5.375%	2/15/15	9,395	9,964
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/16	8,415	8,896
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/16	11,045	11,731
New York City NY Transitional Finance Auth. Rev.	5.500%	2/15/16	2,735	2,918
New York City NY Transitional Finance Auth. Rev.
VRDO	3.830%	6/1/07	19,700	19,700
New York City NY Transitional Finance Auth. Rev.
VRDO	3.830%	6/1/07	3,700	3,700
New York City NY Transitional Finance Auth. Rev.
VRDO	3.840%	6/1/07	31,340	31,340
New York City NY Transitional Finance Auth. Rev.
VRDO	3.840%	6/1/07	19,175	19,175
New York City NY Transitional Finance Auth. Rev.
VRDO	3.890%	6/1/07	4,700	4,700
New York City NY Transitional Finance Auth. Rev.
VRDO	3.920%	6/1/07	3,200	3,200
New York State Dormitory Auth. Rev.	5.250%	2/15/19 (3)	2,420	2,595
New York State Dormitory Auth. Rev.	5.250%	2/15/20 (3)	2,555	2,739
New York State Dormitory Auth. Rev.	5.250%	2/15/21 (3)	1,680	1,801
New York State Dormitory Auth. Rev.	5.250%	2/15/22 (3)	2,825	3,026
New York State Dormitory Auth. Rev.	5.250%	2/15/23 (3)	1,120	1,200
New York State Dormitory Auth. Rev.
(Albany Medical Center)	5.000%	8/15/18 (4)(7)	17,080	17,980
New York State Dormitory Auth. Rev.
(Albany Medical Center)	5.000%	8/15/25 (4)(7)	2,000	2,086
New York State Dormitory Auth. Rev.
(Barnard College)	5.250%	7/1/26 (2)	4,370	4,418
New York State Dormitory Auth. Rev.
(Catholic Health)	5.500%	7/1/22 (1)	10,000	10,419
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/10 (3)(Prere.)	2,215	2,340
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/10 (3)(Prere.)	4,475	4,728
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/11 (3)	5,950	6,244
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/15 (3)	31,620	33,364
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/16 (3)	7,255	7,659
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/20 (3)	14,525	16,489
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/22 (3)	9,240	10,561

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	5/15/23 (3)	5,000	5,725
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/23 (3)	7,915	9,079
New York State Dormitory Auth. Rev.
(Columbia Univ.)	5.125%	7/1/19	4,900	5,215
New York State Dormitory Auth. Rev.
(Columbia Univ.)	5.125%	7/1/19	5,100	5,393
New York State Dormitory Auth. Rev.
(Columbia Univ.)	5.125%	7/1/21	6,990	7,426
New York State Dormitory Auth. Rev.
(Columbia Univ.)	5.125%	7/1/22	7,345	7,804
New York State Dormitory Auth. Rev.
(Columbia Univ.)	5.125%	7/1/23	7,575	8,053
New York State Dormitory Auth. Rev. (Cornell Univ.)	5.000%	7/1/26	4,000	4,224
New York State Dormitory Auth. Rev. (Cornell Univ.)	5.000%	7/1/31	6,905	7,265
New York State Dormitory Auth. Rev. (Cornell Univ.)	5.000%	7/1/35	14,950	15,695
New York State Dormitory Auth. Rev. (Court Fac.)	5.750%	5/15/10 (2)(Prere.)	21,370	22,722
New York State Dormitory Auth. Rev.
(Fordham Univ.)	7.200%	7/1/15 (2)	40	40
New York State Dormitory Auth. Rev.
(Long Island Jewish)	5.000%	11/1/20	3,965	4,116
New York State Dormitory Auth. Rev.
(Long Island Jewish)	5.000%	11/1/21	4,035	4,185
New York State Dormitory Auth. Rev.
(Long Island Jewish)	5.000%	11/1/22	4,285	4,441
New York State Dormitory Auth. Rev.
(Long Island Jewish)	5.000%	11/1/26	1,800	1,859
New York State Dormitory Auth. Rev.
(Long Island Jewish)	5.000%	11/1/26	5,495	5,674
New York State Dormitory Auth. Rev.
(Long Island Jewish)	5.000%	11/1/34	5,000	5,128
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	90	96
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	105	112
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	95	101
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	2,515	2,672
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	2,660	2,826
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	2,370	2,518
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	5	5
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/13 (4)	15	16
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/14 (4)	15	16
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/15 (4)	15	16
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.000%	2/15/25 (3)	6,575	6,896
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.375%	2/15/26 (1)	30	30

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Auth. Rev.
(Mount Sinai School Medical)	5.150%	7/1/24 (1)	9,000	9,795
New York State Dormitory Auth. Rev.
(New School for Social Research)	5.625%	7/1/07 (1)(Prere.)	2,260	2,308
New York State Dormitory Auth. Rev.
(New York Univ.)	5.750%	7/1/16 (1)	3,500	3,975
New York State Dormitory Auth. Rev.
(New York Univ.)	5.750%	7/1/20 (1)	6,000	6,961
New York State Dormitory Auth. Rev.
(New York Univ.)	5.750%	7/1/27 (1)	5,000	5,938
New York State Dormitory Auth. Rev.
(New York Univ.)	5.500%	7/1/31 (2)	17,410	20,437
New York State Dormitory Auth. Rev.
(New York Univ.)	5.500%	7/1/40 (2)	34,330	40,601
New York State Dormitory Auth. Rev. (Pace)	5.625%	7/1/07 (1)(Prere.)	11,185	11,424
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/23 (4)	4,200	4,415
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.500%	3/15/24 (2)	18,170	20,899
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/26 (2)	7,500	7,864
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.500%	3/15/26 (2)	16,670	19,300
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.500%	3/15/27 (2)	7,500	8,702
New York State Dormitory Auth. Rev.
(Queens Hosp.)	5.450%	8/15/19 (2)	3,995	4,162
New York State Dormitory Auth. Rev.
(Rochester Institute of Technology)	5.250%	7/1/07 (1)(Prere.)	3,000	3,033
New York State Dormitory Auth. Rev.
(Rochester Institute of Technology)	5.300%	7/1/07 (1)(Prere.)	6,275	6,345
New York State Dormitory Auth. Rev.
(Rockefeller Univ.)	5.000%	7/1/18	2,805	2,869
New York State Dormitory Auth. Rev.
(Sloan-Kettering Cancer Center)	5.750%	7/1/19 (1)	15,900	18,249
New York State Dormitory Auth. Rev.
(Sloan-Kettering Cancer Center)	5.750%	7/1/20 (1)	5,500	6,345
New York State Dormitory Auth. Rev.
(Sloan-Kettering Cancer Center)	5.500%	7/1/23 (1)	14,000	15,953
New York State Dormitory Auth. Rev.
(St. John’s Univ.)	5.250%	7/1/08 (1)(Prere.)	15,170	15,573
New York State Dormitory Auth. Rev.
(St. Joseph’s Hosp.)	5.250%	7/1/18 (1)	6,700	6,842
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	7/1/09 (2)	1,590	1,660
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/10 (1)(Prere.)	10,660	11,408
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/10 (1)(Prere.)	12,500	13,377
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/10 (1)(Prere.)	5,000	5,351
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/12 (1)	16,160	17,269
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/13 (1)	27,285	29,157
New York State Dormitory Auth. Rev. (State Univ.)	5.750%	5/15/17 (4)	3,750	4,267
New York State Dormitory Auth. Rev. (State Univ.)	5.500%	5/15/21 (3)	3,000	3,412
New York State Dormitory Auth. Rev. (State Univ.)	5.500%	5/15/24 (3)	7,790	8,968
New York State Dormitory Auth. Rev.
(Supported Debt–The New School)	5.000%	7/1/31 (1)	8,765	9,222

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Auth. Rev.
(Supported Debt–The New School)	5.000%	7/1/36 (1)	6,190	6,494
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/24 (2)	4,680	5,382
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/25 (2)	5,145	5,947
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/26 (2)	10,140	11,706
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.000%	7/1/26	2,500	2,653
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/27 (2)	11,155	12,919
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/28 (2)	5,000	5,808
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/29 (2)	4,765	5,535
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/30 (2)	7,500	8,732
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/31 (2)	6,000	7,000
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.000%	7/1/31	5,000	5,288
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.000%	7/1/35	36,500	38,068
New York State Dormitory Auth. Rev.
(The New York & Presbyterian Hosp.)	5.500%	2/1/10 (2)	6,330	6,579
New York State Dormitory Auth. Rev.
(Univ. of Rochester)	5.000%	7/1/08 (1)(Prere.)	1,650	1,689
New York State Dormitory Auth. Rev.
(Univ. of Rochester)	5.000%	7/1/17 (1)	350	358
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.000%	7/1/09 (2)(Prere.)	450	466
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.000%	7/1/09 (2)(Prere.)	1,085	1,123
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.250%	7/1/09 (2)(Prere.)	2,235	2,324
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.250%	7/1/12 (2)	3,935	4,087
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.000%	7/1/15 (2)	1,915	1,979
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.000%	7/1/16 (2)	800	827
New York State Dormitory Auth. Rev.
(Vassar Brothers Hosp.)	5.250%	7/1/17 (4)	8,025	8,245
New York State Dormitory Auth. Rev.
(Vassar Brothers Hosp.)	5.375%	7/1/25 (4)	7,000	7,195
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/19 (2)	2,425	2,615
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/21 (2)	1,750	1,881
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/22 (2)	3,425	3,682
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/23 (2)	3,610	3,881
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/24 (2)	3,305	3,553
New York State Dormitory Auth. Rev.
Non State Supported Debt (Fashion Institute of
Technology Student Housing Corp.)	5.250%	7/1/26 (3)	6,105	6,863

New York Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New York State Dormitory Auth. Rev.
	Non State Supported Debt (Fashion Institute of
	Technology Student Housing Corp.)	5.250%	7/1/29 (3)	7,120	8,045
	New York State Dormitory Auth. Rev.
	Non State Supported Debt (Fashion Institute of
	Technology Student Housing Corp.)	5.250%	7/1/31 (3)	10,000	11,335
	New York State Dormitory Auth. Rev.
	Non State Supported Debt (Fashion Institute of
	Technology Student Housing Corp.)	5.250%	7/1/34 (3)	8,000	9,111
	New York State Dormitory Auth. Rev.
	Non State Supported Debt
	(Long Island Jewish Obligated Group)	5.000%	5/1/32	6,500	6,705
	New York State Dormitory Auth. Rev.
	Non State Supported Debt (New York Univ. Hosp.)	5.000%	7/1/22	8,000	8,152
	New York State Dormitory Auth. Rev.
	Non State Supported Debt (Univ. of Rochester)	5.000%	7/1/32	8,405	8,802
	New York State Dormitory Auth. Rev.
	Non State Supported Debt (Vassar College)	5.000%	7/1/46	30,000	31,226
1	New York State Dormitory Auth. Rev. TOB VRDO	3.800%	6/7/07	1,890	1,890
	New York State Energy Research & Dev. Auth.
	PCR (New York Electric & Gas) ARS	3.245%	1/19/10 (1)	10,000	9,767
	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)	5.375%	6/15/15	7,650	8,171
	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)	5.250%	6/15/16	3,095	3,279
	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)	5.375%	6/15/16	6,000	6,394
	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)	5.250%	6/15/18	10,000	10,593
	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)	5.250%	6/15/19	36,610	38,782
	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)	5.500%	10/15/22	3,085	3,547
	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)	5.500%	10/15/24	3,490	4,041
	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)	5.000%	6/15/25	4,540	4,776
	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)	5.500%	10/15/25	4,175	4,853
	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)	5.500%	10/15/26	2,890	3,372
	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)	5.500%	10/15/27	3,000	3,512
	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)	5.500%	10/15/28	3,095	3,630
	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)	5.500%	10/15/29	2,530	2,971
	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)	5.500%	10/15/30	2,600	3,057
	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)	5.500%	4/15/35	7,990	9,436
	New York State Local Govt. Assistance Corp.	5.250%	4/1/15 (2)	8,000	8,118
	New York State Thruway Auth. Rev.	5.250%	1/1/08 (Prere.)	735	749
	New York State Thruway Auth. Rev.	5.250%	1/1/14	4,825	4,914

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.750%	4/1/10 (3)(Prere.)	5,870	6,229
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.750%	4/1/10 (3)(Prere.)	2,500	2,653
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.750%	4/1/10 (3)(Prere.)	3,000	3,183
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.750%	4/1/10 (3)(Prere.)	5,575	5,916
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.750%	4/1/10 (3)(Prere.)	2,080	2,207
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.500%	4/1/11 (3)(Prere.)	3,000	3,205
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.500%	4/1/11 (3)(Prere.)	2,000	2,137
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.250%	10/1/11 (1)(Prere.)	7,500	7,924
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.500%	4/1/14 (2)	32,875	35,257
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.000%	4/1/25 (2)	10,000	10,521
New York State Thruway Auth. Rev.
(Service Contract)	5.750%	4/1/09 (1)(Prere.)	4,000	4,181
New York State Thruway Auth. Rev.
(Service Contract)	5.250%	4/1/15	6,775	6,918
New York State Urban Dev. Corp. Rev.
(Community Enhancement Fac.)	5.125%	4/1/09 (2)(Prere.)	5,500	5,688
New York State Urban Dev. Corp. Rev.
(Correctional Fac.)	6.000%	1/1/09 (2)(Prere.)	2,500	2,611
New York State Urban Dev. Corp. Rev.
(Correctional Fac.)	6.000%	1/1/09 (2)(Prere.)	4,110	4,292
New York State Urban Dev. Corp. Rev.
(Correctional Fac.)	6.000%	1/1/09 (2)(Prere.)	5,000	5,222
New York State Urban Dev. Corp. Rev.
(Correctional Fac.)	6.000%	1/1/09 (2)(Prere.)	3,000	3,133
New York State Urban Dev. Corp. Rev.
(Correctional Fac.)	5.750%	1/1/11 (4)(Prere.)	6,380	6,791
New York State Urban Dev. Corp. Rev.
(Personal Income Tax)	5.000%	3/15/23 (4)	7,860	8,263
New York State Urban Dev. Corp. Rev.
(Personal Income Tax)	5.000%	3/15/24 (4)	3,500	3,677
New York State Urban Dev. Corp. Rev.
(Personal Income Tax) GO	5.500%	3/15/23 (1)	19,645	22,472
New York State Urban Dev. Corp. Rev.
(Personal Income Tax) GO	5.500%	3/15/24 (1)	5,000	5,744
Niagara Falls NY Bridge Comm. Rev.	5.250%	10/1/15 (3)	5,000	5,294
Niagara Falls NY Bridge Comm. Rev.	6.250%	10/1/20 (3)	8,685	10,538
Niagara Falls NY Bridge Comm. Rev.	6.250%	10/1/21 (3)	9,230	11,263
North Hempstead NY GO	6.400%	4/1/10 (3)	1,500	1,602
North Hempstead NY GO	6.400%	4/1/11 (3)	2,075	2,262
Onondaga County NY Public Improvements	5.875%	2/15/08	1,225	1,244
Onondaga County NY Public Improvements	5.875%	2/15/08	1,250	1,269
Orange County NY GO	5.000%	7/15/19	1,500	1,591
Orange County NY GO	5.000%	7/15/20	2,000	2,116
Orange County NY GO	5.000%	7/15/21	1,035	1,093
Orange County NY GO	5.000%	7/15/22	1,000	1,054

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/33	27,615	28,893
Suffolk County NY GO	5.250%	5/1/16 (4)	3,315	3,646
Suffolk County NY GO	5.250%	5/1/17 (4)	9,780	10,719
Suffolk County NY Water Auth. Rev.	5.250%	6/1/10 (2)(ETM)	3,790	3,946
Suffolk County NY Water Auth. Rev.	5.250%	6/1/11 (2)(ETM)	2,380	2,506
Suffolk County NY Water Auth. Rev.	5.250%	6/1/12 (2)(ETM)	4,290	4,563
Suffolk County NY Water Auth. Rev.	5.250%	6/1/17 (2)(ETM)	1,695	1,870
Tobacco Settlement Asset Securitization Corp. Inc.
New York	5.125%	6/1/42	10,000	10,191
Triborough Bridge & Tunnel Auth. New York Rev.	6.750%	1/1/09 (2)(ETM)	1,970	2,031
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	1/1/14	3,000	3,171
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	1/1/15	2,930	3,097
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	1/1/16	2,500	2,637
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/17	16,770	17,789
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	1/1/18	2,330	2,453
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/18	30,285	32,154
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/19	43,025	45,680
Triborough Bridge & Tunnel Auth. New York Rev.	6.125%	1/1/21 (1)(ETM)	5,000	5,967
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	11/15/21 (1)	11,370	12,999

Outside New York:
Puerto Rico Electric Power Auth. Rev.	5.375%	7/1/12 (1)(Prere.)	6,250	6,744
Puerto Rico Electric Power Auth. Rev.	5.375%	7/1/12 (1)(Prere.)	6,500	7,013
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/15 (1)	5,000	5,153
Puerto Rico Electric Power Auth. Rev.	5.375%	7/1/16 (1)	16,345	17,608
Puerto Rico GO	5.500%	7/1/13 (3)	6,000	6,522
Puerto Rico GO	5.500%	7/1/20 (3)	6,305	7,151
Puerto Rico GO	5.500%	7/1/21 (1)	16,505	18,787
Puerto Rico GO	5.000%	7/1/33	6,900	7,056
Puerto Rico Govt. Dev. Bank VRDO	3.610%	6/7/07 (1)	2,000	2,000
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/35 (1)	50,000	57,077
Puerto Rico Highway & Transp. Auth. Rev. VRDO	3.630%	6/7/07 (2)	10,895	10,895
Puerto Rico Infrastructure Financing Auth.
Special Obligation Bonds	5.500%	10/1/40	10,560	11,227
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/27 (2)	25,000	28,823
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/27 (3)	7,230	8,336
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	0.000%	7/1/36 (2)	25,120	6,587
Puerto Rico Muni. Finance Agency	5.875%	8/1/09 (4)(Prere.)	6,480	6,833
Puerto Rico Muni. Finance Agency	6.000%	8/1/09 (4)(Prere.)	2,645	2,796
Puerto Rico Muni. Finance Agency	5.250%	8/1/17 (4)	7,000	7,446
Puerto Rico Public Finance Corp.	6.000%	8/1/26	9,140	10,681
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (ETM)	860	1,057
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/11	2,000	2,075
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/23	2,000	2,112
Total Municipal Bonds (Cost $2,553,866)				2,607,573
Other Assets and Liabilities (0.5%)
Other Assets—Note B				37,972
Liabilities				(24,334)
				13,638
Net Assets (100%)				2,621,211

New York Long-Term Tax-Exempt Fund

At May 31, 2007, net assets consisted of:[3]
Amount
($000)
Paid-in Capital	2,564,624
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	3,145
Unrealized Appreciation (Depreciation)
Investment Securities	53,707
Futures Contracts	(265)
Net Assets	2,621,211

Investor Shares—Net Assets
Applicable to 61,618,120 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	685,467
Net Asset Value Per Share—Investor Shares	$11.12

Admiral Shares—Net Assets
Applicable to 174,008,120 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,935,744
Net Asset Value Per Share—Admiral Shares	$11.12

•	See Note A in Notes to Financial Statements.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, the aggregate value of these securities was $17,890,000, representing 0.7% of net assets.

2 Securities with a value of $6,527,000 have been segregated as initial margin for open futures contracts.

3 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

New York Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2007
($000)
Investment Income
Income
Interest	57,144
Total Income	57,144
Expenses
The Vanguard Group—Note B
Investment Advisory Services	109
Management and Administrative
Investor Shares	369
Admiral Shares	437
Marketing and Distribution
Investor Shares	89
Admiral Shares	176
Custodian Fees	4
Shareholders’ Reports
Investor Shares	7
Admiral Shares	3
Trustees’ Fees and Expenses	1
Total Expenses	1,195
Net Investment Income	55,949
Realized Net Gain (Loss)
Investment Securities Sold	1,558
Futures Contracts	2,402
Realized Net Gain (Loss)	3,960
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(66,304)
Futures Contracts	(265)
Change in Unrealized Appreciation (Depreciation)	(66,569)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,660)

New York Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	55,949	102,011
Realized Net Gain (Loss)	3,960	8,751
Change in Unrealized Appreciation (Depreciation)	(66,569)	42,680
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,660)	153,442
Distributions
Net Investment Income
Investor Shares	(14,827)	(29,166)
Admiral Shares	(41,122)	(72,845)
Realized Capital Gain[1]
Investor Shares	(2,050)	(4,425)
Admiral Shares	(5,462)	(10,196)
Total Distributions	(63,461)	(116,632)
Capital Share Transactions—Note E
Investor Shares	33,092	(24,109)
Admiral Shares	187,774	197,531
Net Increase (Decrease) from Capital Share Transactions	220,866	173,422
Total Increase (Decrease)	150,745	210,232
Net Assets
Beginning of Period	2,470,466	2,260,234
End of Period	2,621,211	2,470,466

1 Includes fiscal 2007 and 2006 short-term gain distributions totaling $969,000 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

New York Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$11.44	$11.27	$11.45	$11.57	$11.38	$11.20
Investment Operations
Net Investment Income	.246	.486	.486	.488	.486	.503
Net Realized and Unrealized Gain (Loss)
on Investments	(.285)	.243	(.141)	(.093)	.315	.243
Total from Investment Operations	(.039)	.729	.345	.395	.801	.746
Distributions
Dividends from Net Investment Income	(.246)	(.486)	(.486)	(.488)	(.486)	(.503)
Distributions from Realized Capital Gains	(.035)	(.073)	(.039)	(.027)	(.125)	(.063)
Total Distributions	(.281)	(.559)	(.525)	(.515)	(.611)	(.566)
Net Asset Value, End of Period	$11.12	$11.44	$11.27	$11.45	$11.57	$11.38

Total Return	(0.34%)	6.68%	3.03%	3.48%	7.20%	6.84%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$685	$671	$686	$1,303	$1,321	$1,340
Ratio of Total Expenses to
Average Net Assets	0.15%*	0.16%	0.16%	0.14%	0.17%	0.18%
Ratio of Net Investment Income to
Average Net Assets	4.38%*	4.33%	4.23%	4.24%	4.22%	4.46%
Portfolio Turnover Rate	6%*	9%	12%	6%	3%	16%

* Annualized.

New York Long-Term Tax-Exempt Fund

Admiral Shares
	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$11.44	$11.27	$11.45	$11.57	$11.38	$11.20
Investment Operations
Net Investment Income	.250	.495	.494	.494	.493	.509
Net Realized and Unrealized Gain (Loss)
on Investments	(.285)	.243	(.141)	(.093)	.315	.243
Total from Investment Operations	(.035)	.738	.353	.401	.808	.752
Distributions
Dividends from Net Investment Income	(.250)	(.495)	(.494)	(.494)	(.493)	(.509)
Distributions from Realized Capital Gains	(.035)	(.073)	(.039)	(.027)	(.125)	(.063)
Total Distributions	(.285)	(.568)	(.533)	(.521)	(.618)	(.572)
Net Asset Value, End of Period	$11.12	$11.44	$11.27	$11.45	$11.57	$11.38

Total Return	(0.31%)	6.76%	3.10%	3.54%	7.26%	6.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,936	$1,799	$1,575	$837	$771	$811
Ratio of Total Expenses to
Average Net Assets	0.08%*	0.09%	0.09%	0.09%	0.11%	0.13%
Ratio of Net Investment Income to
Average Net Assets	4.45%*	4.40%	4.31%	4.29%	4.28%	4.51%
Portfolio Turnover Rate	6%*	9%	12%	6%	3%	16%

* Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard New York Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of New York. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund may use Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The fund may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The fund may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

New York Long-Term Tax-Exempt Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2007, the fund had contributed capital of $233,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.23% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

The fund had realized losses totaling $802,000 through November 30, 2006, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

At May 31, 2007, the cost of investment securities for tax purposes was $2,554,668,000. Net unrealized appreciation of investment securities for tax purposes was $52,905,000, consisting of unrealized gains of $63,094,000 on securities that had risen in value since their purchase and $10,189,000 in unrealized losses on securities that had fallen in value since their purchase.

At May 31, 2007, the aggregate settlement value of open futures contracts expiring in September 2007 and the related unrealized appreciation (depreciation) were:

			($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
5-Year U.S. Treasury Note	1,032	107,780	(319)
30-Year U.S. Treasury Bond	(335)	36,557	54

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended May 31, 2007, the fund purchased $182,123,000 of investment securities and sold $71,364,000 of investment securities, other than temporary cash investments.

New York Long-Term Tax-Exempt Fund

E. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	May 31, 2007		November 30, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	113,897	10,107	166,296	14,800
Issued in Lieu of Cash Distributions	13,551	1,205	26,765	2,384
Redeemed	(94,356)	(8,379)	(217,170)	(19,355)
Net Increase (Decrease)—Investor Shares	33,092	2,933	(24,109)	(2,171)
Admiral Shares
Issued	281,968	25,045	396,810	35,370
Issued in Lieu of Cash Distributions	34,799	3,095	60,662	5,403
Redeemed	(128,993)	(11,440)	(259,941)	(23,210)
Net Increase (Decrease)—Admiral Shares	187,774	16,700	197,531	17,563

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning December 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended May 31, 2007
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
New York Tax-Exempt Fund	11/30/2006	5/31/2007	Period[1]
Based on Actual Fund Return
Money Market	$1,000.00	$1,017.86	$0.50
Long-Term
Investor Shares	1,000.00	996.60	0.75
Admiral Shares	1,000.00	996.95	0.40
Based on Hypothetical 5% Yearly Return
Money Market	$1,000.00	$1,024.43	$0.50
Long-Term
Investor Shares	1,000.00	1,024.18	0.76
Admiral Shares	1,000.00	1,024.53	0.40

1 The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: for the New York Tax-Exempt Money Market Fund, 0.10%; for the New York Long-Term Tax-Exempt Fund Investor Shares, 0.15%, and Admiral Shares, 0.08%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table on page 47 are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard New York Tax-Exempt Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both short- and long-term periods, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Robert F. Auwaerter, principal in charge of the Fixed Income Group, has been in the investment management business since 1978. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost

The board concluded that the funds’ expense ratios were far below the average expense ratios charged by funds in their respective peer groups. Each fund’s advisory expense ratio was also well below its peer-group average. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with AAA indicating the most creditworthy bond issuers and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market securities.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A snapshot of a fund’s interest income. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group.
Chief Executive Officer
147 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
147 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer
Trustee since December 2001[2]	of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council;
147 Vanguard Funds Overseen	Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005;
Trustee of Drexel University and of the Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
147 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
147 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee since December 2004	and Banking, Harvard Business School; Senior Associate Dean, Director of Faculty
147 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) since 2003; Chair of the Investment Committee of
HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
147 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
147 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
147 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Principal of The Vanguard Group (1997–2006).

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
147 Vanguard Funds Overseen

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard
James H. Gately	F. William McNabb, III	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Connect with Vanguard, and the ship
logo are trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036	All other marks are the exclusive property of their
respective owners.
Text Telephone for People
With Hearing Impairment > 800-952-3335
All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
This material may be used in conjunction	guidelines by visiting our website, www.vanguard.com,
with the offering of shares of any Vanguard	and searching for “proxy voting guidelines,” or by calling
fund only if preceded or accompanied by	Vanguard at 800-662-2739. They are also available from
the fund’s current prospectus.	the SEC’s website, www.sec.gov. In addition, you may
obtain a free report on how your fund voted the proxies for
securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com
or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2007 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q762 072007

Item 2: Not Applicable

Item 3: Not Applicable

Item 4: Not Applicable

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable.

Item 11: Controls and Procedures

        (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

        (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant‘s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

        Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW YORK TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 20, 2007

VANGUARD NEW YORK TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	July 20, 2007

*By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.